SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

Subsequent to the balance sheet date, on January 1, 2026, the Company agreed with Roths Investment Bank P.L.C. to enter an unsecured committed credit facility in an aggregate principal amount of up to $5,000,000 with fixed interest rate of 8% per annum and repayment maturity date by December 31, 2028.

On January 27, 2026, The Company agreed with Prime King Investment Limited to settle the total amount loan by the way of issuance of 25,153,750 Class A ordinary shares of the Company at the price of $2.0 per share; and agreed with Stand Best Creation Limited to settle the total amount loan by the way of issuance of 32,773,000 Class A ordinary shares of the Company at the price of $2.0 per share.

On February 6, 2026, The Company agreed with Chairman of Board of Directors, Mr. Lim Chun Yen, to settle the total amount payables by the way of issuance of 2,175,730 Class B ordinary shares of the Company at the price of $0.5 per share; and agreed with Chief Executive Officer and Chief Technology Officer, Mr. Kueh Jing Tuang, to settle the total amount payables by the way of issuance of 1,259,744 Class B ordinary shares of the Company at the price of $0.5 per share.

On April 6, 2026, The Company held an extraordinary general meeting and approved in the increase in our authorized share to US$10,000,000 divided into 50,000,000,000 shares, par value US$0.0002 each, comprising (i) 45,000,000,000 Class A ordinary shares, par value US$0.0002 each and (ii) 5,000,000,000 Class B ordinary shares, par value US$0.0002 each.

The Company has performed an evaluation of subsequent events through May 15, 2026, which was the date of the Consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the Consolidated financial statements.